Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Additional Information-Parent Company Only Condensed Financial Information
Net cash (used in)/provided by operating activities	¥ (363,600)	$ (51,993)	¥ (280,185)	¥ (415,527)
Purchases of term deposits	(742,525)	(106,180)	(673,373)	(2,677,594)
Proceeds from withdrawal of term deposits	814,494	116,471	1,952,455	2,047,915
Net cash provided by investing activities	(116,301)	(16,632)	2,562,617	(1,681,140)
Proceeds received from employees in relation to share options and restricted shares	431	62	1,158	4,513
Net cash used in financing activities	(131,629)	(18,822)	(403,862)	(365,056)
Effect of exchange rate changes on cash and cash equivalents	(18,293)	(2,617)	14,851	42,510
Net (decrease)/increase in cash and cash equivalents	(629,828)	(90,064)	1,893,421	(2,419,213)
Cash, cash equivalents and restricted cash at beginning of the year	4,000,060	572,001	2,106,639	4,525,852
Cash, cash equivalents and restricted cash at end of the year	3,370,232	481,937	4,000,060	2,106,639
Reportable Legal Entities | Parent Company
Additional Information-Parent Company Only Condensed Financial Information
Net cash (used in)/provided by operating activities	17,866	2,555	18,577	(44,388)
Purchases of term deposits	(502,525)	(71,860)	(69,150)	(72,054)
Proceeds from withdrawal of term deposits	564,963	80,789	71,006
Purchases of short-term investments	(71,013)	(10,155)	(35,679)
Proceeds of maturities of short-term investments			35,582
Repayment from subsidiaries of investment	2,377,171	339,931	670,696	284,017
Investment in subsidiaries	(2,015,804)	(288,256)	(258,192)
Net cash provided by investing activities	352,792	50,449	414,263	211,963
Proceeds received from employees in relation to share options and restricted shares	431	62	1,158	4,513
Payments for repurchase of shares	(167,060)	(23,889)	(400,707)	(369,569)
Net cash used in financing activities	(166,629)	(23,827)	(399,549)	(365,056)
Effect of exchange rate changes on cash and cash equivalents	(838)	(121)	1,549	3,340
Net (decrease)/increase in cash and cash equivalents	203,191	29,056	34,840	(194,141)
Cash, cash equivalents and restricted cash at beginning of the year	37,711	5,393	2,871	197,012
Cash, cash equivalents and restricted cash at end of the year	¥ 240,902	$ 34,449	¥ 37,711	¥ 2,871